Reconciliation of Financial Statements to the Form 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 2,965,210,499
Less: Amount allocated to withdrawing participants at December 31, 2024	(11,442,002)
Add: Amount allocated to withdrawing participants at December 31, 2025	7,211,679
Benefits paid to participants per the Form 5500	$ 2,960,980,176